PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.7%
Asset-Backed Securities 0.4%
Credit Cards
Chase Issuance Trust, Series 2024-A02, Class A	4.630%	01/15/31	100	$97,685
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	100	94,850

Total Asset-Backed Securities (cost $209,288)				192,535
Commercial Mortgage-Backed Securities 5.4%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A4	2.253	11/15/54	100	79,237
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	100	77,971
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	97	86,220
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	29,149
Series 2020-B19, Class A3	1.787	09/15/53	175	154,947
Series 2020-B21, Class A4	1.704	12/17/53	100	79,942
Series 2021-B23, Class A4A1	1.823	02/15/54	200	154,423
Series 2021-B30, Class A4	2.329	11/15/54	150	119,404

BMO Mortgage Trust, Series 2022-C01, Class A4	3.119	02/17/55	150	127,000
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	83,604
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	37,574
Citigroup Commercial Mortgage Trust, Series 2017-P08, Class A3	3.203	09/15/50	75	69,261
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	51	50,763
Series 2016-DC02, Class A5	3.765	02/10/49	25	23,957

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	43	41,472
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	85	83,602
GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	82,598
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	114,996

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559%	08/15/49	14	$13,086
Series 2016-JP04, Class A3	3.393	12/15/49	125	118,020
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	54	53,376
Series 2016-C32, Class A3	3.459	12/15/49	119	112,349
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	123	115,494
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	178,165

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	160	149,375
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	121	114,931
Series 2017-C39, Class A3	2.878	09/15/50	100	93,585
Series 2020-C55, Class A4	2.474	02/15/53	125	106,172

Total Commercial Mortgage-Backed Securities (cost $2,935,902)				2,550,673
Corporate Bonds 23.3%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	140	130,616
Sr. Unsec’d. Notes	2.250	06/15/26	15	13,797
Sr. Unsec’d. Notes	2.700	02/01/27	20	18,222
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,420
Sr. Unsec’d. Notes	5.805	05/01/50	5	4,429
Sr. Unsec’d. Notes	5.930	05/01/60	110	96,150

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.400	01/15/27	55	54,898
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	20	17,607
RTX Corp., Sr. Unsec’d. Notes	4.125	11/16/28	10	9,506
				354,645
Agriculture 0.6%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	80	55,902

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.700%	04/02/27	10	$9,753
Gtd. Notes	5.834	02/20/31	15	14,976
Gtd. Notes	6.000	02/20/34	80	79,521
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/15/28	20	19,661
Sr. Unsec’d. Notes	5.125	02/15/30	110	108,126
Sr. Unsec’d. Notes	5.125	02/13/31	10	9,723
				297,662
Airlines 0.1%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	30	29,579
Auto Manufacturers 0.3%
Cummins, Inc., Sr. Unsec’d. Notes	5.150	02/20/34	15	14,709
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.000	11/13/30	100	87,199
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	30	29,210
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.400	05/08/27	20	19,857
				150,975
Banks 5.8%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	295	243,227
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	150	126,161

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	131,883
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	70	59,429
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	30	20,474
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	135	117,567
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	20	18,834

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	50	48,584

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Discover Bank, Sr. Unsec’d. Notes	4.650%	09/13/28	15	$14,218
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	10	10,114
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	80	63,162
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	200	189,682
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	10	10,009

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.013(ff)	09/22/28	105	92,733
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	29	29,121
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	20	15,884
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	170	143,466
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	40	32,917
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	25	21,668
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	195	181,743
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	80	66,592
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	44	42,070
Sr. Unsec’d. Notes	5.336(ff)	01/23/35	10	9,695

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	15	14,742
Morgan Stanley,
Sr. Unsec’d. Notes	5.466(ff)	01/18/35	10	9,735
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	35	27,815
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	90	77,020
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	150	116,876
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	195	152,506

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.615(ff)	10/20/27	30	30,643
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	35	34,266
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	14,722

U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	20	19,752
UBS Group AG (Switzerland), Sr. Unsec’d. Notes	4.550	04/17/26	100	97,630

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000%	10/23/26	55	$51,744
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	40	38,577
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	70	59,228
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	235	203,997
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	25	21,098
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	50	50,050
				2,709,634
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	155	139,593
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,777
Gtd. Notes	4.400	11/15/25	25	24,525
Sr. Unsec’d. Notes	2.250	08/01/31	45	36,011
				204,906
Biotechnology 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	110	103,346
Sr. Unsec’d. Notes	5.250	03/02/30	15	14,873
Sr. Unsec’d. Notes	5.750	03/02/63	20	19,084
				137,303
Building Materials 0.2%
Carrier Global Corp., Sr. Unsec’d. Notes	5.900	03/15/34	50	51,091
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	2.400	07/15/31	35	28,484
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	5	4,120
				83,695

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.1%
FMC Corp., Sr. Unsec’d. Notes	4.500%	10/01/49	15	$10,990
LYB International Finance BV, Gtd. Notes	4.875	03/15/44	10	8,458
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	5	3,585
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	20	19,556
Sr. Unsec’d. Notes	5.250	01/15/45	10	8,965

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	10	8,263
				59,817
Commercial Services 0.3%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	9,644
Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/01/24	20	19,629
Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	15	10,206
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	6,468
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	3,235
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	8,812
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	16,053
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	7,926

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	25	18,389
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	27,097
				127,459
Computers 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.850	08/04/46	25	19,847

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750%	04/10/26	35	$32,464
Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	60	49,943
				102,254
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	60	46,641
Sr. Unsec’d. Notes	5.875	07/21/28	15	14,937

Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	38,929
				100,507
Electric 2.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.800	10/01/47	30	21,007
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	80	65,387
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850	12/01/42	10	7,818
Sr. Unsec’d. Notes	6.125	05/15/38	45	45,787

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	20	19,800
Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	25	19,911
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	35	27,698
Sr. Unsec’d. Notes	2.600	08/15/29	5	4,351
Sr. Unsec’d. Notes	3.500	12/01/49	25	16,609
Sr. Unsec’d. Notes	3.750	05/15/46	25	17,956
Sr. Unsec’d. Notes	5.550	08/01/33	10	9,807
Sr. Unsec’d. Notes	6.350	12/15/32	25	25,953

Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	8,192
Commonwealth Edison Co., First Mortgage	4.600	08/15/43	40	34,054
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	19,027

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

DTE Electric Co., General Ref. Mortgage	3.750%	08/15/47	20	$14,727
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	12,275
First Ref. Mortgage	4.000	09/30/42	35	27,787

Duke Energy Florida LLC, First Mortgage	6.350	09/15/37	15	15,541
Entergy Texas, Inc., First Mortgage	1.750	03/15/31	40	31,521
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	30	23,380
First Mortgage	5.250	02/01/41	25	23,812

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	6,584
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	10,038
Nevada Power Co.,
General Ref. Mortgage, Series N	6.650	04/01/36	30	31,454
General Ref. Mortgage, Series R	6.750	07/01/37	10	10,750
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	55	38,450
First Mortgage	4.000	12/01/46	50	35,371
First Mortgage	4.500	07/01/40	40	32,488
PacifiCorp,
First Mortgage	2.700	09/15/30	25	21,118
First Mortgage	4.125	01/15/49	75	55,274
First Mortgage	5.250	06/15/35	45	42,639
First Mortgage	6.350	07/15/38	15	15,276
PECO Energy Co.,
First Mortgage	2.800	06/15/50	5	3,043
First Mortgage	4.900	06/15/33	10	9,649
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	12,145
First Mortgage	4.150	10/01/45	20	16,037
First Mortgage	4.850	02/15/34	5	4,765
First Mortgage	6.250	05/15/39	20	20,933

Public Service Co. of Colorado, First Mortgage	5.250	04/01/53	45	40,366
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	5	3,603

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Electric & Gas Co., (cont’d.)
First Ref. Mortgage, MTN	3.950%	05/01/42	10	$7,981

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.450	11/15/31	30	24,153
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	45	40,596
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	3,644
First Mortgage, Series UUU	3.320	04/15/50	30	19,679
Sempra,
Sr. Unsec’d. Notes	3.300	04/01/25	55	53,770
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,089
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	30	22,481
First Ref. Mortgage	4.650	10/01/43	40	33,678
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	20,096
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	10,149

WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.800	10/15/30	20	15,977
				1,165,676
Entertainment 0.0%
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52	30	22,966
Foods 0.1%
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46	25	20,045
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	10	8,667
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.700	03/15/34	35	34,326
				63,038

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	5.250%	02/15/43	30	$27,138
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	19,940
				47,078
Healthcare-Products 0.3%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300	03/12/31	20	16,410
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650	06/01/30	90	77,438
Danaher Corp., Sr. Unsec’d. Notes	2.800	12/10/51	15	9,192
Stryker Corp., Sr. Unsec’d. Notes	3.375	11/01/25	10	9,682
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	15	10,375
				123,097
Healthcare-Services 1.6%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	10,572
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,116
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	13,102
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	24,157
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	5,889
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	8,188
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	50	48,475
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	37,734
Sr. Unsec’d. Notes	4.625	05/15/42	50	43,318

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810%	06/01/41	70	$49,114
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	28,072
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	6,563

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	15,256
Mount Sinai Hospital, Sec’d. Notes, Series 2019	3.737	07/01/49	10	7,187
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	36,570
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	12,734
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	24,377
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,654
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,131
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	8,637
Unsec’d. Notes, Series H	2.746	10/01/26	30	27,924

Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	9,516
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	19,523
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	11,502

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	15	11,959
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	50	36,014
Sr. Unsec’d. Notes	3.750	07/15/25	35	34,323
Sr. Unsec’d. Notes	4.500	04/15/33	195	182,631

UPMC, Sec’d. Notes	5.035	05/15/33	25	24,118
				758,356

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.2%
Toll Brothers Finance Corp., Gtd. Notes	4.875%	03/15/27	120	$117,266
Insurance 0.9%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	85	81,669
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	15	15,558
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	23,234
Sr. Unsec’d. Notes	5.125	02/15/34	5	4,711

Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	30	26,160
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	50	32,697
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.000	12/07/33	110	108,982
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	5	4,319
Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	13,326
Markel Group, Inc., Sr. Unsec’d. Notes	4.300	11/01/47	15	11,527
Unum Group, Sr. Unsec’d. Notes	4.000	06/15/29	120	110,845
				433,028
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	30	28,580
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	8,037
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	70	66,357

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp., (cont’d.)
Gtd. Notes	4.700%	09/15/28	30	$28,878
Gtd. Notes	5.611	03/11/34	5	4,909
				108,181
Media 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	20	16,515
Sr. Sec’d. Notes	6.484	10/23/45	85	75,209
Comcast Corp.,
Gtd. Notes	3.750	04/01/40	10	7,923
Gtd. Notes	5.500	05/15/64	55	51,248
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	51	31,893
Gtd. Notes	4.125	05/15/29	20	18,296
Gtd. Notes	5.300	05/15/49	60	47,114
				248,198
Mining 0.9%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700	05/30/41	125	122,279
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	20	18,811
Gtd. Notes	4.375	08/01/28	55	52,202
Gtd. Notes	5.400	11/14/34	25	24,074

Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.250	07/15/33	55	55,757
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	70	58,094
Gtd. Notes	2.600	07/15/32	5	4,060
Gtd. Notes	2.800	10/01/29	45	39,469
Gtd. Notes	5.450	06/09/44	25	23,533

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.350	03/15/34	25	24,393
				422,672

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200%	03/01/32	50	$39,479
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	14,263
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	50	41,051
				94,793
Oil & Gas 0.5%
BP Capital Markets America, Inc., Gtd. Notes	4.893	09/11/33	20	19,222
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	15	10,416
ConocoPhillips Co., Gtd. Notes	5.050	09/15/33	35	34,085
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	10	9,727
Gtd. Notes	6.250	03/15/33	65	67,166

Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	20	14,708
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	15	12,217
Phillips 66 Co., Gtd. Notes	4.900	10/01/46	25	21,644
TotalEnergies Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	22,137
				211,322
Packaging & Containers 0.1%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	40	37,248
Pharmaceuticals 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	30	25,421
Sr. Unsec’d. Notes	4.550	03/15/35	45	41,749
Sr. Unsec’d. Notes	5.050	03/15/34	45	43,947

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Cigna Group (The), Gtd. Notes	4.900%	12/15/48	15	$12,888
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	45	39,602
Sr. Unsec’d. Notes	5.125	02/21/30	30	29,347
Sr. Unsec’d. Notes	5.125	07/20/45	35	30,352

Eli Lilly & Co., Sr. Unsec’d. Notes	4.700	02/09/34	75	71,825
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	70	67,149
Viatris, Inc., Gtd. Notes	3.850	06/22/40	65	45,909
				408,189
Pipelines 2.0%
Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	53,008
Sr. Unsec’d. Notes	4.200	04/15/27	30	28,827
Sr. Unsec’d. Notes	4.750	01/15/26	40	39,379
Sr. Unsec’d. Notes	5.300	04/15/47	10	8,635
Sr. Unsec’d. Notes	6.000	06/15/48	25	23,709
Sr. Unsec’d. Notes	6.125	12/15/45	60	57,627
Sr. Unsec’d. Notes	6.550	12/01/33	20	20,824
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,197

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	20	17,654
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	165	139,163
Sr. Unsec’d. Notes	4.500	04/15/38	30	25,641
Sr. Unsec’d. Notes	4.700	04/15/48	25	20,413
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	95	82,862
Gtd. Notes	6.050	09/01/33	185	187,202
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	20	17,660
Gtd. Notes	6.125	03/15/33	25	25,333
Gtd. Notes	6.500	02/15/53	15	15,382
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	110	96,986

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	4.600%	03/15/48	25	$20,723
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	50	47,491
Sr. Unsec’d. Notes	5.100	09/15/45	10	8,789
				947,505
Real Estate Investment Trusts (REITs) 0.9%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31	50	40,006
COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	30	22,860
CubeSmart LP, Gtd. Notes	2.250	12/15/28	20	17,287
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	12,939
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	10	8,170
Healthpeak OP LLC, Gtd. Notes	3.000	01/15/30	20	17,351
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	12,180
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	65	56,757
Gtd. Notes	3.200	04/01/32	25	20,888
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	25	20,302
Sr. Unsec’d. Notes	3.100	12/15/29	60	53,265
Sr. Unsec’d. Notes	3.400	01/15/28	20	18,625
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	17,201
Sr. Unsec’d. Notes	3.500	09/01/25	5	4,870

Sun Communities Operating LP, Gtd. Notes	5.500	01/15/29	40	39,323
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	25	24,026

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Welltower OP LLC, Gtd. Notes	2.700%	02/15/27	10	$9,288
WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31	40	32,444
				427,782
Retail 0.1%
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28	15	15,458
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.900	06/15/47	20	15,465
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	18,776
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	15	11,833
				61,532
Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	20	14,858
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	67	56,272
Sr. Unsec’d. Notes, 144A	3.469	04/15/34	100	82,842
Intel Corp.,
Sr. Unsec’d. Notes	5.625	02/10/43	5	4,848
Sr. Unsec’d. Notes	5.900	02/10/63	10	9,729
				168,549
Software 0.4%
Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,434
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	60	55,763
Sr. Unsec’d. Notes	2.950	05/15/25	75	72,934
Sr. Unsec’d. Notes	3.600	04/01/50	5	3,383
Sr. Unsec’d. Notes	5.550	02/06/53	10	9,178

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	25	19,760

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Workday, Inc.,
Sr. Unsec’d. Notes	3.500%	04/01/27	10	$9,495
Sr. Unsec’d. Notes	3.700	04/01/29	25	23,095
				198,042
Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	160	118,769
Sr. Unsec’d. Notes	3.550	09/15/55	70	45,584

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	35	34,023
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	75	71,655
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	35	24,480
Gtd. Notes	3.875	04/15/30	115	105,239
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	25	19,932
Sr. Unsec’d. Notes	3.400	03/22/41	55	40,943
Sr. Unsec’d. Notes	4.016	12/03/29	10	9,317
				469,942
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	4.100	03/15/44	10	8,086
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,115
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,204
				30,405

Total Corporate Bonds (cost $12,206,374)				10,951,881

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.7%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	35	$32,362
California 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	35	36,757
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	15	12,895
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	35,299
				84,951
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	25	24,421
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	11,889
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	17,467
Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	15	11,078
				40,434
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	45	52,324
New York 0.0%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	12,659
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	3,891

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	15	$12,740
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	9,390
				26,021
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	11,785
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	23,880

Total Municipal Bonds (cost $394,878)				308,837
Sovereign Bonds 1.8%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41	40	44,419
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	186,896
Israel Government International Bond (Israel), Sr. Unsec’d. Notes	2.875	03/16/26	225	212,203
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500	04/22/29	200	189,000
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	26	20,553

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	32	26,640
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750	01/14/31	100	112,562
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.500	03/18/54	40	37,658

Total Sovereign Bonds (cost $931,816)				829,931
U.S. Government Agency Obligations 27.6%
Federal Farm Credit Bank	1.480	11/26/32	30	22,081

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Farm Credit Bank	2.350%	03/10/36	30	$21,752
Federal Home Loan Bank	2.090	02/22/36	30	21,221
Federal Home Loan Bank	4.250	09/10/32	20	18,958
Federal Home Loan Mortgage Corp.	1.500	09/01/36	54	45,620
Federal Home Loan Mortgage Corp.	1.500	01/01/37	26	22,087
Federal Home Loan Mortgage Corp.	1.500	10/01/50	195	140,453
Federal Home Loan Mortgage Corp.	2.000	01/01/32	23	20,675
Federal Home Loan Mortgage Corp.	2.000	12/01/50	370	280,796
Federal Home Loan Mortgage Corp.	2.000	05/01/51	436	330,730
Federal Home Loan Mortgage Corp.	2.000	07/01/51	118	89,341
Federal Home Loan Mortgage Corp.	2.500	07/01/31	56	51,630
Federal Home Loan Mortgage Corp.	2.500	10/01/51	301	242,000
Federal Home Loan Mortgage Corp.	3.000	02/01/32	17	16,080
Federal Home Loan Mortgage Corp.	3.000	02/01/32	19	17,830
Federal Home Loan Mortgage Corp.	3.000	01/01/37	7	6,524
Federal Home Loan Mortgage Corp.	3.000	12/01/37	10	9,019
Federal Home Loan Mortgage Corp.	3.000	12/01/42	75	64,516
Federal Home Loan Mortgage Corp.	3.000	11/01/46	21	17,700
Federal Home Loan Mortgage Corp.	3.000	01/01/47	135	114,579
Federal Home Loan Mortgage Corp.	3.000	03/01/47	92	78,470
Federal Home Loan Mortgage Corp.	3.000	12/01/47	52	43,829
Federal Home Loan Mortgage Corp.	3.000	12/01/47	78	65,597
Federal Home Loan Mortgage Corp.	3.500	11/01/37	12	10,644
Federal Home Loan Mortgage Corp.	3.500	06/01/42	18	16,425
Federal Home Loan Mortgage Corp.	3.500	04/01/46	23	20,044
Federal Home Loan Mortgage Corp.	3.500	11/01/47	32	28,077
Federal Home Loan Mortgage Corp.	3.500	11/01/47	39	34,172
Federal Home Loan Mortgage Corp.	3.500	02/01/48	114	99,966
Federal Home Loan Mortgage Corp.	3.500	04/01/48	223	196,204
Federal Home Loan Mortgage Corp.	4.000	11/01/37	99	93,601
Federal Home Loan Mortgage Corp.	4.000	10/01/45	20	18,574
Federal Home Loan Mortgage Corp.	4.000	05/01/46	42	38,191
Federal Home Loan Mortgage Corp.	4.000	03/01/47	20	18,494
Federal Home Loan Mortgage Corp.	4.000	01/01/48	32	29,467
Federal Home Loan Mortgage Corp.	4.500	07/01/47	41	38,910
Federal Home Loan Mortgage Corp.	4.500	12/01/48	10	9,619
Federal Home Loan Mortgage Corp.	4.500	08/01/52	145	133,792
Federal Home Loan Mortgage Corp.	5.000	09/01/52	241	228,808
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	27,820
Federal Home Loan Mortgage Corp., MTN	1.220	08/19/30	25	19,706
Federal National Mortgage Assoc.	0.500	06/17/25	50	47,433
Federal National Mortgage Assoc.	0.500	11/07/25	30	27,978

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	0.875%	08/05/30	10	$7,886
Federal National Mortgage Assoc.	1.500	10/01/50	207	148,932
Federal National Mortgage Assoc.	1.500	11/01/50	209	150,660
Federal National Mortgage Assoc.	1.500	02/01/51	191	137,572
Federal National Mortgage Assoc.	2.000	05/01/36	455	392,890
Federal National Mortgage Assoc.	2.000	07/01/40	156	127,087
Federal National Mortgage Assoc.	2.000	01/01/41	364	297,538
Federal National Mortgage Assoc.	2.000	05/01/41	374	306,019
Federal National Mortgage Assoc.	2.000	09/01/50	278	212,058
Federal National Mortgage Assoc.	2.000	12/01/50	145	111,429
Federal National Mortgage Assoc.	2.000	01/01/51	264	201,297
Federal National Mortgage Assoc.	2.000	03/01/51	121	91,745
Federal National Mortgage Assoc.	2.000	05/01/51	216	163,904
Federal National Mortgage Assoc.	2.000	07/01/51	486	368,981
Federal National Mortgage Assoc.	2.500	06/01/28	38	36,336
Federal National Mortgage Assoc.	2.500	01/01/32	57	52,192
Federal National Mortgage Assoc.	2.500	02/01/43	28	23,419
Federal National Mortgage Assoc.	2.500	09/01/46	29	23,760
Federal National Mortgage Assoc.	2.500	09/01/46	49	40,425
Federal National Mortgage Assoc.	2.500	05/01/50	159	127,437
Federal National Mortgage Assoc.	2.500	08/01/50	194	154,721
Federal National Mortgage Assoc.	2.500	10/01/50	503	401,826
Federal National Mortgage Assoc.	2.500	04/01/51	364	290,103
Federal National Mortgage Assoc.	2.500	05/01/51	214	170,317
Federal National Mortgage Assoc.	2.500	08/01/51	93	74,507
Federal National Mortgage Assoc.	3.000	TBA	250	206,397
Federal National Mortgage Assoc.	3.000	11/01/28	26	24,540
Federal National Mortgage Assoc.	3.000	01/01/30	56	52,938
Federal National Mortgage Assoc.	3.000	12/01/36	22	19,904
Federal National Mortgage Assoc.	3.000	10/01/42	13	11,415
Federal National Mortgage Assoc.	3.000	12/01/42	83	70,859
Federal National Mortgage Assoc.	3.000	02/01/43	159	136,948
Federal National Mortgage Assoc.	3.000	04/01/43	42	35,863
Federal National Mortgage Assoc.	3.000	08/01/43	120	102,717
Federal National Mortgage Assoc.	3.000	01/01/47	139	117,733
Federal National Mortgage Assoc.	3.000	02/01/47	94	79,927
Federal National Mortgage Assoc.	3.000	01/01/50	263	220,748
Federal National Mortgage Assoc.	3.000	11/01/50	100	83,647
Federal National Mortgage Assoc.	3.500	08/01/31	22	20,690
Federal National Mortgage Assoc.	3.500	10/01/32	9	8,883
Federal National Mortgage Assoc.	3.500	06/01/33	14	12,858
Federal National Mortgage Assoc.	3.500	01/01/42	57	51,223

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	03/01/42	60	$53,374
Federal National Mortgage Assoc.	3.500	10/01/42	161	144,046
Federal National Mortgage Assoc.	3.500	11/01/42	39	34,961
Federal National Mortgage Assoc.	3.500	08/01/43	53	47,157
Federal National Mortgage Assoc.	3.500	03/01/45	91	80,072
Federal National Mortgage Assoc.	3.500	01/01/46	17	15,194
Federal National Mortgage Assoc.	3.500	12/01/46	175	154,294
Federal National Mortgage Assoc.	3.500	01/01/47	37	32,450
Federal National Mortgage Assoc.	3.500	09/01/47	54	48,408
Federal National Mortgage Assoc.	4.000	01/01/41	105	96,267
Federal National Mortgage Assoc.	4.000	04/01/41	56	51,557
Federal National Mortgage Assoc.	4.000	02/01/47	54	49,106
Federal National Mortgage Assoc.	4.000	04/01/48	94	85,598
Federal National Mortgage Assoc.	4.000	12/01/48	84	76,409
Federal National Mortgage Assoc.	4.000	03/01/49	179	162,549
Federal National Mortgage Assoc.	4.000	04/01/52	210	187,514
Federal National Mortgage Assoc.	4.336(s)	03/17/31	50	35,170
Federal National Mortgage Assoc.	4.500	03/01/41	50	47,507
Federal National Mortgage Assoc.	4.500	02/01/44	46	43,576
Federal National Mortgage Assoc.	4.500	01/01/45	50	47,386
Federal National Mortgage Assoc.	4.500	04/01/48	27	25,611
Federal National Mortgage Assoc.	4.500	05/01/48	9	7,982
Federal National Mortgage Assoc.	4.500	08/01/48	11	9,912
Federal National Mortgage Assoc.	4.500	02/01/49	9	8,051
Federal National Mortgage Assoc.	4.500	06/01/52	102	94,412
Federal National Mortgage Assoc.	4.500	07/01/52	235	216,186
Federal National Mortgage Assoc.	5.000	11/01/35	65	63,679
Federal National Mortgage Assoc.	5.000	06/01/40	14	13,252
Federal National Mortgage Assoc.	5.000	03/01/42	27	25,755
Federal National Mortgage Assoc.	5.500	TBA	750	727,913
Federal National Mortgage Assoc.	5.500	01/01/38	51	51,197
Federal National Mortgage Assoc.	5.500	11/01/52	335	326,044
Federal National Mortgage Assoc.	6.625	11/15/30	40	43,984
Government National Mortgage Assoc.	2.500	03/20/43	7	5,486
Government National Mortgage Assoc.	2.500	12/20/46	11	9,396
Government National Mortgage Assoc.	2.500	05/20/51	465	381,144
Government National Mortgage Assoc.	2.500	10/20/51	81	66,321
Government National Mortgage Assoc.	3.000	01/20/43	59	51,090
Government National Mortgage Assoc.	3.000	04/20/45	23	20,270
Government National Mortgage Assoc.	3.000	07/20/46	41	35,458
Government National Mortgage Assoc.	3.000	09/20/46	42	36,089
Government National Mortgage Assoc.	3.000	03/20/49	47	40,714

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	06/20/51	81	$68,976
Government National Mortgage Assoc.	3.000	08/20/51	206	175,524
Government National Mortgage Assoc.	3.500	12/20/42	118	106,413
Government National Mortgage Assoc.	3.500	01/20/44	32	29,113
Government National Mortgage Assoc.	3.500	04/20/45	17	15,296
Government National Mortgage Assoc.	3.500	07/20/46	74	66,162
Government National Mortgage Assoc.	3.500	08/20/46	113	100,754
Government National Mortgage Assoc.	3.500	09/20/46	17	15,575
Government National Mortgage Assoc.	3.500	07/20/47	47	42,370
Government National Mortgage Assoc.	3.500	11/20/47	31	27,897
Government National Mortgage Assoc.	4.000	12/20/45	51	47,024
Government National Mortgage Assoc.	4.000	10/20/46	3	2,735
Government National Mortgage Assoc.	4.000	03/20/47	24	21,833
Government National Mortgage Assoc.	4.000	07/20/47	29	27,135
Government National Mortgage Assoc.	4.000	09/20/47	77	71,081
Government National Mortgage Assoc.	4.000	03/20/49	12	11,134
Government National Mortgage Assoc.	4.500	04/20/41	10	9,951
Government National Mortgage Assoc.	4.500	03/20/44	27	25,881
Government National Mortgage Assoc.	4.500	12/20/44	25	24,270
Government National Mortgage Assoc.	4.500	11/20/46	13	12,021
Government National Mortgage Assoc.	4.500	01/20/47	4	3,821
Government National Mortgage Assoc.	5.000	04/20/45	20	19,673
Government National Mortgage Assoc.	5.500	12/15/33	7	7,313
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	23,855
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	40	31,462

Total U.S. Government Agency Obligations (cost $15,113,075)				12,989,554
U.S. Treasury Obligations 39.5%
U.S. Treasury Bonds	1.250	05/15/50	675	318,832
U.S. Treasury Bonds	1.750	08/15/41	1,265	802,753
U.S. Treasury Bonds	2.000	02/15/50	745	433,497
U.S. Treasury Bonds	2.250	05/15/41	1,035	721,104
U.S. Treasury Bonds	2.375	05/15/51	225	141,961
U.S. Treasury Bonds	4.000	11/15/42	365	325,249
U.S. Treasury Bonds	4.000	11/15/52	860	753,709
U.S. Treasury Bonds	4.750	11/15/53	214	212,863
U.S. Treasury Notes	0.375	01/31/26	1,385	1,276,039
U.S. Treasury Notes	0.750	04/30/26	100	91,926
U.S. Treasury Notes	0.875	06/30/26	1,350	1,236,938
U.S. Treasury Notes	1.250	11/30/26	1,590	1,449,384

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	1.500%	11/30/28	2,106	$1,826,686
U.S. Treasury Notes	2.750	05/15/25	700	682,418
U.S. Treasury Notes	2.750	07/31/27	915	857,670
U.S. Treasury Notes	2.750	05/31/29	695	633,373
U.S. Treasury Notes	2.875	05/15/28	580	539,672
U.S. Treasury Notes	2.875	05/15/32	405	355,830
U.S. Treasury Notes	3.125	08/31/29	460	425,572
U.S. Treasury Notes	3.750	04/15/26	100	97,602
U.S. Treasury Notes	4.000	01/15/27	1,285	1,255,586
U.S. Treasury Notes	4.000	02/15/34	175	165,730
U.S. Treasury Notes	4.125	11/15/32	455	436,871
U.S. Treasury Notes	4.250	12/31/25	460	453,567
U.S. Treasury Notes	4.375	08/15/26	240	236,831
U.S. Treasury Notes	4.625	10/15/26	1,485	1,473,746
U.S. Treasury Notes	4.625	04/30/29	300	298,852
U.S. Treasury Notes	4.625	09/30/30	190	189,065
U.S. Treasury Notes	4.625	04/30/31	590	587,327
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	6,432
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	8,225
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	86,524
U.S. Treasury Strips Coupon	2.350(s)	05/15/44	140	50,925
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	14,593
U.S. Treasury Strips Coupon	4.398(s)	08/15/42	90	35,599
U.S. Treasury Strips Coupon	4.411(s)	05/15/39	170	80,650

Total U.S. Treasury Obligations (cost $19,437,283)				18,563,601

Total Long-Term Investments (cost $51,228,616)				46,387,012

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Short-Term Investment 3.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $1,719,804)(wb)	1,719,804	$1,719,804

TOTAL INVESTMENTS 102.4% (cost $52,948,420)		48,106,816
Liabilities in excess of other assets (2.4)%		(1,129,150)

Net Assets 100.0%		$46,977,666

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
UBS—UBS Securities LLC

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).